Consolidated Statements of Cash Flow - Summary of Changes in Liabilities Arising From Financing Activities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 4,591
Cash Flows	(160)
Non-cash Changes	10
Ending balance	4,441
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	884
Cash Flows	(159)
Non-cash Changes	5
Ending balance	730
Long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,707
Cash Flows	(1)
Non-cash Changes	5
Ending balance	$ 3,711